CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income	Non-controlling Interests	Total
Balance at Dec. 31, 2020	$ 484,116	$ 72,772	$ 822,458	$ (415,591)	$ 4,477	$ 34,833	$ 518,949
Balance (in shares) at Dec. 31, 2020		727,722
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(102,397)			(102,397)		3,057	(99,340)
Issuance in relation to public offering	534,667	$ 10,400	524,267				534,667
Issuance in relation to public offering (in shares)		104,000
Issuances in relation to private investment in public equity ("PIPE")	100,000	$ 1,639	98,361				100,000
Issuances in relation to private investment in public equity ("PIPE") (in shares)		16,393
Issuance costs	(26,952)		(26,952)				(26,952)
Issuances in relation to share option exercises	242	$ 40	202				242
Issuances in relation to share option exercises (in shares)		400
Share-based compensation - Share options	7,913		7,913			12	7,925
Share-based compensation - Long-term incentive plan ("LTIP")	13,108		13,108			26	13,134
Share-based compensation	21,021		21,021			38	21,059
LTIP-treasury shares acquired and held by Trustee	(26,758)		(26,758)				(26,758)
Dividend declared to a non-controlling shareholder of a subsidiary						(9,256)	(9,256)
Transfer between reserves			8	(8)
Foreign currency translation adjustments	856				856	228	1,084
Balance at Jun. 30, 2021	984,795	$ 84,851	1,412,607	(517,996)	5,333	28,900	1,013,695
Balance (in shares) at Jun. 30, 2021		848,515
Balance at Dec. 31, 2020	484,116	$ 72,772	822,458	(415,591)	4,477	34,833	518,949
Balance (in shares) at Dec. 31, 2020		727,722
Balance at Dec. 31, 2021	986,893	$ 86,453	1,505,196	(610,328)	5,572	52,621	1,039,514
Balance (in shares) at Dec. 31, 2021		864,531
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(162,861)			(162,861)		(11)	(162,872)
Issuances in relation to share option exercises	34	$ 4	30				34
Issuances in relation to share option exercises (in shares)		44
Share-based compensation - Share options	3,732		3,732			9	3,741
Share-based compensation - Long-term incentive plan ("LTIP")	23,704		23,704			(13)	23,691
Share-based compensation	27,436		27,436			(4)	27,432
LTIP-treasury shares acquired and held by Trustee	(48,084)		(48,084)				(48,084)
Foreign currency translation adjustments	(3,690)				(3,690)	(485)	(4,175)
Balance at Jun. 30, 2022	$ 799,728	$ 86,457	$ 1,484,578	$ (773,189)	$ 1,882	$ 52,121	$ 851,849
Balance (in shares) at Jun. 30, 2022		864,575